Schedule of Restricted Stock Activity (Details) - Titan Pharmaceuticals Inc [Member] - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Subsidiary or Equity Method Investee [Line Items]
Outstanding at January 1
Issued		2,500
Forfeited or expired
Released		(2,500)
Outstanding at December 31